SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended		1 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 subsidiary	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014 Subsequent Event [Member] vessel	Jun. 30, 2014 Subsequent Event [Member] vessel	Jul. 31, 2014 Ship Finance International Limited [Member] Subsequent Event [Member]	Jul. 31, 2014 Front Opalia, Front Commerce and Front Comanche [Member] Ship Finance International Limited [Member] Subsequent Event [Member]	Jun. 30, 2014 At-the-market Offering [Member]	Jun. 30, 2013 At-the-market Offering [Member]	Jul. 31, 2014 At-the-market Offering [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Plan of Reorganization, Equity Ownership Interest in the Reorganized Company Assumed by Bondholders								100.00%
Tangible Asset Impairment Charges	$ 5.0	$ 56.2	$ 81.3
Related Party Transaction, Vessel Contract Termination, Asset Cost Evaluation Period											15 years
Related party, Lease termination payable										58.8
Related party, Lease termination payments paid											$ 10.5
Wholly Owned Subsidiaries , Aggregate Number of Vessels on Bareboat Charter to Chevron				3
Wholly Owned Subsidiaries , Number of Vessels on Bareboat Charter to Chevron by Each Subsidiary									1
Wholly Owned Subsidiaries , Aggregate Number of Vessels on Bareboat Charter to Chevron with Termination Notice Received								3
Shares issued (in shares)				11,694,574	655,552							11,694,574	655,552	1,140,226
Ordinary shares issued (in shares)		98,206,287	78,514,054	98,206,287	78,514,054	86,511,713	77,858,502